Pensions and Other Post-employment Benefits - Summary of Average Life Expectancy Assumed (Detail)	12 Months Ended
Dec. 31, 2021
UK [member] | Current. [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	27 years 8 months 12 days
Female Years	28 years 8 months 12 days
UK [member] | Projected at 2041 [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	29 years 2 months 12 days
Female Years	30 years 2 months 12 days
US [member] | Current. [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	27 years 2 months 12 days
Female Years	28 years 6 months
US [member] | Projected at 2041 [member]
Disclosure of Sensitivity Analysis for Actuarial Assumptions [Line Items]
Male Years	28 years 8 months 12 days
Female Years	30 years